Cover	Oct. 08, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-34673
Entity Registrant Name	CORMEDIX INC.
Entity Central Index Key	0001410098
Entity Tax Identification Number	20-5894890
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Connell Drive
Entity Address, Address Line Two	Suite 5000
Entity Address, City or Town	Berkeley Heights
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07922
City Area Code	(908)
Local Phone Number	517-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	CRMD
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false